FAIR VALUE MEASUREMENTS - Contingent Consideration (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Beginning Balance	$ 1	$ 67
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers Into Level 3		5
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements		(72)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)	(1)	1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Ending Balance	$ 0	$ 1